COMMITMENTS AND CONTINGENCIES (Details - Lease maturities)	Sep. 30, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
October 2025 – September 2026	$ 226,891
October 2026 – September 2027	77,871
Total Future Undiscounted Lease Payments	304,762
Less imputed interest	15,033
Total lease obligations	$ 289,729